Share premium account (Details) - USD ($) $ in Thousands		12 Months Ended		18 Months Ended
	Aug. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Share premium account [Abstract]
Beginning balance				$ 192,145
Share placement issues			$ 225,720
Share placement issue costs			(2,979)
Issue and redemption of B shares				(500,000)
Movement in relation to share options exercised		$ 1,889	898	5,689
Ending balance		192,145		40,961
Share Premium Account [Member]
Share premium account [Abstract]
Beginning balance		190,293	16,087	192,145
Share placement issues			176,235	0
Share placement issue costs			(2,979)	0
Issue and redemption of B shares	$ (156,700)	0	0	(156,683)
Movement in relation to share options exercised		1,852	950	5,499
Ending balance		$ 192,145	$ 190,293	$ 40,961